Index Advantage+ NF, 485BXT
Filed on August 26, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-4

File Nos. 333-268963; 811-05618
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 16 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 696 [X]
(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registered Separate Account)
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Insurance Company)

File No. 333-278756
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 7 [X]
(Check appropriate box or boxes.)
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Insurance Company)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(763) 765-7494
(Insurance Company’s Telephone Number, including Area Code)
John P. Hite, Senior Counsel, Associate General Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)
  Approximate Date of Proposed Public Offering: Continuously on and after the effective date of each Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b)
X	on September 25, 2026, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial account standards provided pursuant to Section 7(a)(2)(B) of the Securities Act

X	Insurance Company relying on Rule 12h-7 under the Exchange Act
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Parts A, B and C were filed in Registrant’s Post-Effective Amendment Nos. 15 (File No. 333-268963) and 6 (File No. 333-278756) on June 29, 2026 and are incorporated by reference.
Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 16 (File No. 333-268963) and 7 (File No. 333-278756) is to delay the effective date of Post-Effective Amendment Nos. 15 (File No. 333-268963) and 6 (File No. 333-278756), which were filed on June 29, 2026. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Supplements or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registered Separate Account has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 26th day of August, 2026.

ALLIANZ LIFE VARIABLE ACCOUNT B (Registered Separate Account)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
President and Chief Executive Officer

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Insurance Company)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, President & Chief Executive Officer (principal executive officer)	August 26, 2026
Jasmine M. Jirele

/s/ Andreas G. Wimmer*	Director and Board Chair	August 26, 2026
Andreas G. Wimmer

/s/ William E. Gaumond*	Director, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	August 26, 2026
William E. Gaumond

/s/ Howard E. Woolley*	Director	August 26, 2026
Howard E. Woolley

/s/ Udo Frank*	Director	August 26, 2026
Udo Frank

/s/ Kevin E. Walker*	Director	August 26, 2026
Kevin E. Walker

/s/ Walter R. White*	Director	August 26, 2026
Walter R. White

/s/ Lauren Kathryn Day*	Director	August 26, 2026
Lauren Kathryn Day

*By Power of Attorney, dated July 2025, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No. 16 to Allianz Life Insurance Company’s Form N-4 (File Nos. 333-264349) electronically filed on July 22, 2025.

*By:	/s/ John P. Hite
John P. Hite
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney
File Nos. 333-268963; 811-05618
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 26th day of August, 2026.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Insurance Company – Registrant)
By:	/s/ Jasmine M. Jirele*
Jasmine M. Jirele
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jasmine M. Jirele*	Director, President & Chief Executive Officer (principal executive officer)	August 26, 2026
Jasmine M. Jirele

/s/ Andreas G. Wimmer*	Director and Board Chair	August 26, 2026
Andreas G. Wimmer

/s/ William E. Gaumond*	Director, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	August 26, 2026
William E. Gaumond

/s/ Howard E. Woolley*	Director	August 26, 2026
Howard E. Woolley

/s/ Udo Frank*	Director	August 26, 2026
Udo Frank

/s/ Kevin E. Walker*	Director	August 26, 2026
Kevin E. Walker

/s/ Walter R. White*	Director	August 26, 2026
Walter R. White

/s/ Lauren Kathryn Day*	Director	August 26, 2026
Lauren Kathryn Day

*By Power of Attorney, dated July 2025, incorporated by reference as EX-99.27(p) from Post-Effective Amendment No. 16 to Allianz Life Insurance Company’s Form N-4 (File Nos. 333-264349) electronically filed on July 22, 2025.

*By:	/s/ John P. Hite
John P. Hite
Senior Counsel, Associate General Counsel Pursuant to Power of Attorney

File No. 333-278756